Major Restructuring Costs - Summary of Major restructuring charges by programme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restructuring costs [line items]
Cash restructuring charges	£ 1,067	£ 485
Non cash restructuring Charges	465	620
Restructuring costs	1,532	1,105
2018 major restructuring programme (including Tesaro) [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	105	227
Non cash restructuring Charges	210	572
Restructuring costs	315	799
Consumer Healthcare Joint Venture integration programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	298	248
Non cash restructuring Charges	28	4
Restructuring costs	326	252
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	39	10
Non cash restructuring Charges	11	44
Restructuring costs	50	£ 54
Separation Preparation Restructuring Programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	625
Non cash restructuring Charges	216
Restructuring costs	£ 841